UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2007

Item 1:	Schedule of Investments

Vanguard Precious Metals and Mining Fund
Schedule of Investments
April 30, 2007

	Shares	Market Value ($000)

Common Stocks (98.1%)

Australia (17.1%)
Rio Tinto Ltd.	2,700,000	184,393
Sims Group Ltd.	6,000,000	120,933
BlueScope Steel Ltd.	11,450,000	113,687
CSR Ltd.	30,000,000	90,994
1 Iluka Resources Ltd.	17,150,000	82,596
^1 Centennial Coal Co., Ltd.	15,775,000	37,894
* St. Barbara Ltd.	21,800,000	11,053
^ Consolidated Minerals Ltd.	2,500,000	5,004
* Tanami Gold NL	18,170,000	2,409
* Magnesium International Ltd.	1,678,671	88

		649,051

Canada (14.3%)
1 Aber Diamond Corp.	5,950,000	215,023
*1 Centerra Gold Inc.	12,865,000	129,125
Barrick Gold Corp.	3,200,000	89,810
Agrium, Inc.	1,750,000	67,830
AUR Resources Inc.	1,060,000	23,293
^ Sherritt International Corp.	725,000	9,668
* Claude Resources, Inc.	2,900,000	4,379
* SouthernEra Diamonds, Inc.	7,022,900	2,721

		541,849

China (0.1%)
* Arizona Star Resource Corp.	200,000	2,370

France (7.8%)
Eramet SLN	776,773	185,963
Imerys SA	1,160,000	110,942

		296,905

Germany (4.2%)
K+S AG	1,230,000	159,958

Indonesia (0.2%)
PT International Nickel Indonesia Tbk	1,250,000	8,313

Papua New Guinea (0.0%)
* Bougainville Copper Ltd.	2,000,000	1,296

Peru (1.6%)
Compania de Minas Buenaventura S.A.u. ADR	1,900,000	61,902

South Africa (16.8%)
Impala Platinum Holdings Ltd. ADR	9,400,000	303,184
Anglo Platinum Ltd. ADR	1,450,000	232,905
Northam Platinum Ltd.	7,402,571	58,836
Gold Fields Ltd. ADR	2,425,000	43,577

		638,502

United Kingdom (20.5%)
Lonmin PLC	6,069,413	396,710
Johnson Matthey PLC	6,550,000	205,049
^ Rio Tinto PLC	1,575,000	95,705
*^ Peter Hambro Mining PLC	2,867,368	65,966
Vedanta Resources PLC	270,000	7,352
* Kenmare Resources PLC	4,550,000	4,451
* Zambezi Resources Ltd.	4,895,833	1,747
* Gem Diamond Ltd.	71,428	1,463

		778,443

United States (15.5%)
CONSOL Energy, Inc.	3,430,000	143,614
Peabody Energy Corp.	2,700,000	129,546
FMC Corp.	1,175,000	90,393
1 Minerals Technologies, Inc.	1,277,000	81,243
* Meridian Gold Inc.	2,550,000	64,387
Arch Coal, Inc.	1,200,000	43,284
AMCOL International Corp.	1,400,000	33,642

		586,109

Total Common Stocks
(Cost $2,161,109)		3,724,698

Precious Metals (0.1%)

* Platinum Bullion (In Ounces)
(Cost $1,213)	2,009	2,584

Temporary Cash Investment (3.7%)

2 Vanguard Market Liquidity Fund, 5.259%
(Cost $139,093)	139,093,085	139,093

Total Investments (101.9%)
(Cost $2,301,415)		3,866,375

Other Assets and Liabilities - Net (-1.9%)		(70,375)

Net Assets (100%)		3,796,000

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At April 30, 2007, the cost of investment securities for tax purposes was $2,331,347,000. Net unrealized appreciation of investment securities for tax purposes was $1,535,028,000, consisting of unrealized gains of $1,561,274,000 on securities that had risen in value since their purchase and $26,246,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31, 2007 Market Value ($000)	Purchases at Cost ($000	Proceeds from Securities Sold ($000)	Dividend Income ($000)	April 30, 2007 Market Value ($000)

Aber Diamond Corp	217,068	10,835	-	1,246	215,023
Centennial Coal Co. Ltd.	34,777	-	-	438	37,894
Centerra Gold Inc.	143,974	-	-	-	129,125
Iluka Resources Ltd.	83,373	-	-	1,697	82,596
Minerals Technologies Inc.	69,142	5,005	-	64	81,243

	548,334			3,445	545,881

Vanguard Health Care Fund
Schedule of Investments
April 30, 2007

	Shares	Market Value ($000)

Common Stocks (90.8%)

United States (63.5%)

Biotechnology (10.0%)
* Amgen, Inc.	9,889,355	634,303
* MedImmune Inc.	8,400,000	476,112
* Genzyme Corp.	6,919,340	451,902
* Genentech, Inc.	5,250,000	419,947
* Gilead Sciences, Inc.	3,649,848	298,266
* Cephalon, Inc.	1,902,000	151,418
* Vertex Pharmaceuticals, Inc.	4,609,400	141,693
* Millennium Pharmaceuticals, Inc.	8,541,300	94,638
* Biogen Idec Inc.	2,000,000	94,420
* OSI Pharmaceuticals, Inc.	1,404,529	48,737
* Amylin Pharmaceuticals, Inc.	500,000	20,665
* Human Genome Sciences, Inc.	1,038,500	11,185

		2,843,286

Chemicals (0.7%)
Sigma-Aldrich Corp.	4,800,000	201,984

Food & Staples Retailing (1.0%)
Walgreen Co.	6,400,000	280,960

Health Care Equipment & Supplies (8.1%)
Medtronic, Inc.	12,614,900	667,707
Becton, Dickinson & Co.	7,300,000	574,437
* St. Jude Medical, Inc.	9,300,900	397,986
Baxter International, Inc.	5,300,000	300,139
Beckman Coulter, Inc.	2,776,600	174,398
DENTSPLY International Inc.	2,885,400	96,401
* Hospira, Inc.	2,045,070	82,927
STERIS Corp.	850,000	21,726

		2,315,721

Health Care Providers & Services (15.1%)
McKesson Corp.	14,500,000	853,035
Cardinal Health, Inc.	10,736,708	751,033
* Humana Inc.	7,933,000	501,683
CIGNA Corp.	1,900,000	295,621
* WellPoint Inc.	3,502,400	276,585
* Coventry Health Care Inc.	4,750,000	274,692
UnitedHealth Group Inc.	5,100,000	270,606
Quest Diagnostics, Inc.	5,335,400	260,848
* Laboratory Corp. of America Holdings	2,767,360	218,455
* Health Net Inc.	3,000,000	162,180
Universal Health Services Class B	2,460,400	149,395
1 Health Management Associates Class A	12,386,900	132,416
1 Owens & Minor, Inc. Holding Co.	2,200,000	77,770
* Medco Health Solutions, Inc.	900,000	70,218
Aetna Inc.	600,000	28,128

		4,322,665

Heath Care Technology (1.6%)
IMS Health, Inc.	8,347,400	244,829
*1 Cerner Corp.	4,200,000	223,608

		468,437

Household Products (0.5%)
Colgate-Palmolive Co.	1,500,000	101,610
Kimberly-Clark Corp.	676,300	48,132

		149,742

Insurance (0.1%)
Unum Group	1,252,500	31,162

Life Science Tools & Services (0.3%)
*1 PAREXEL International Corp.	1,570,200	61,677
* Ventana Medical Systems, Inc.	550,000	26,725

		88,402

Machinery (0.4%)
Pall Corp.	2,404,600	100,873

Pharmaceuticals (25.7%)
Schering-Plough Corp.	57,470,000	1,823,523
Eli Lilly & Co.	23,629,900	1,397,236
*1 Forest Laboratories, Inc.	19,701,500	1,048,317
Abbott Laboratories	13,900,000	787,018
Wyeth	8,250,000	457,875
Bristol-Myers Squibb Co.	15,100,000	435,786
Pfizer Inc.	14,911,570	394,560
Merck & Co., Inc.	6,600,000	339,504
Allergan, Inc.	2,100,000	254,520
Johnson & Johnson	3,300,000	211,926
1 Perrigo Co.	5,322,320	101,124
* Watson Pharmaceuticals, Inc.	2,200,000	60,060
* Barr Pharmaceuticals Inc.	900,000	43,524

		7,354,973

Total United States	18,158,205

International (27.3%)

Belgium (0.5%)
^ UCB SA	2,623,593	156,388

Canada (0.1%)
* Axcan Pharma Inc.	1,256,900	21,856

Denmark (0.3%)
Novo Nordisk A/S B Shares	700,000	68,525

France (3.9%)
^ Sanofi-Aventis	11,439,415	1,047,128
Ipsen Promesses	1,400,000	74,209

		1,121,337

Germany (1.5%)
^ Bayer AG	5,944,656	408,944
^ Fresenius Medical Care AG	220,650	33,033

		441,977

Ireland (0.1%)
* Elan Corp. PLC ADR	1,820,000	25,262

Japan (9.7%)
Takeda Pharmaceutical Co. Ltd.	10,400,000	674,205
Astellas Pharma Inc.	14,565,700	637,171
Eisai Co., Ltd.	9,653,700	458,498
Daiichi Sankyo Co., Ltd.	13,538,300	403,899
Chugai Pharmaceutical Co., Ltd.	8,834,500	225,273
Shionogi & Co., Ltd.	9,876,000	192,463
Tanabe Seiyaku Co., Ltd.	6,850,000	88,632
Ono Pharmaceutical Co., Ltd.	1,113,000	61,703
Olympus Corp.	1,000,000	34,978

		2,776,822

Netherlands (0.7%)
Akzo Nobel NV	2,400,000	192,612

Switzerland (6.7%)
Roche Holdings AG	6,123,977	1,153,189
Novartis AG (Registered)	13,219,880	768,018

		1,921,207

United Kingdom (3.8%)
AstraZeneca Group PLC	14,781,500	803,909
AstraZeneca Group PLC ADR	3,496,672	189,904
GlaxoSmithKline PLC ADR	1,642,381	94,897

		1,088,710

Total International		7,814,696

Total Common Stocks
(Cost $14,736,099)		25,972,901

Temporary Cash Investments (11.7%)

Money Market Fund (2.5%)
2 Vanguard Market Liquidity Fund, 5.259%	721,869,860	721,870

	Face
	Amount
	($000)

Commercial Paper (1.5%)

General Electric Capital Services
5.291%, 5/30/07	210,000	209,112
5.279%, 5/1/07	210,000	210,000

		419,112

Repurchase Agreements (7.7%)

Banc of America Securities, LLC
5.240%, 5/1/07
(Dated 4/30/07, Repurchase Value $636,593,000,
collateralized by Federal Home Loan Mortgage Corp. 5.500%-6.000%,
4/1/37, and Federal National Mortgage Assn. 5.000%, 3/1/35)	636,500	636,500
Credit Suisse Securities (USA) LLC
5.250%, 5/1/07
(Dated 4/30/07, Repurchase Value $611,889,000,
collateralized by Federal National Mortgage Assn. 5.000%-6.500%,
3/1/36-5/1/37)	611,800	611,800
Goldman, Sachs & Co.
5.230%, 5/1/07
(Dated 4/30/07, Repurchase Value $356,052,000,
collateralized by Federal Home Loan Mortgage Corp. 4.000%-10.000%,
4/1/13-3/1/37, and Federal National Mortgage Assn. 4.000%-8.500%,
1/1/09-4/1/37)	356,000	356,000
SBC Warburg Dillon Read
5.240%, 5/1/07
(Dated 4/30/07, Repurchase Value $584,585,000,
collateralized by Federal Home Loan Mortgage Corp. 4.500%-8.000%,
11/1/08-4/1/37, and Federal National Mortgage Assn. 4.500%-8.250%,
1/1/10-3/1/47)	584,500	584,500

		2,188,800

Total Temporary Cash Investments
(Cost $3,329,787)		3,329,782

Total Investments (102.5%)
(Cost $18,065,886)		29,302,683

Other Assets and Liabilities—Net (-2.5%)		(723,396)

Net Assets (100%)		28,579,287

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At April 30, 2007, the cost of investment securities for tax purposes was $18,065,886,000. Net unrealized appreciation of investment securities for tax purposes was $11,236,797,000, consisting of unrealized gains of $11,361,995,000 on securities that had risen in value since their purchase and $125,198,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31, 2007 Market Value ($000)	Purchases at Cost ($000	Proceeds from Securities Sold ($000)	Dividend Income ($000)	April 30, 2007 Market Value ($000)

Cerner Corp.	188,706	-	-	-	223,608
Forest Laboratories, Inc.	1,122,284	-	16,365	-	1,048,317
Health Management Associates Class A	240,925	-	-	123,869	132,416
Humana, Inc.	468,032	-	30,333	-	n/a1
McKesson Corp.	825,100	-	16,714	870	n/a1
Owens & Minor, Inc.	73,590	-	-	374	77,770
PAREXEL International Corp.	51,424	-	-	-	61,677
Perrigo Co.	91,970	-	-	240	101,124

	3,062,031			125,353	1,644,912

1	At April 30, 2007, the security is still held but the issuer is no longer an affiliated company of the fund.

Vanguard Energy Fund
Schedule of Investments
April 30, 2007

	Shares	Market Value ($000)

Common Stocks (94.5%)

United States (51.4%)

Energy Equipment & Services (14.5%)
Oil & Gas Drilling (4.4%)
GlobalSantaFe Corp.	3,298,603	210,880
* Transocean Inc.	1,835,931	158,257
* Nabors Industries, Inc.	1,929,500	61,976
Noble Corp.	145,086	12,218
ENSCO International, Inc.	198,014	11,164
Patterson-UTI Energy, Inc.	401,600	9,795
Helmerich & Payne, Inc.	303,061	9,786
Diamond Offshore Drilling, Inc.	91,867	7,864
Oil & Gas Equipment & Services (10.1%)
Schlumberger Ltd.	4,852,664	358,272
* Weatherford International Ltd.	5,915,312	310,495
Baker Hughes, Inc.	3,220,811	258,921
Halliburton Co.	5,218,032	165,777
* Cameron International Corp.	165,754	10,703
* Hanover Compressor Co.	381,732	8,257
* FMC Technologies Inc.	42,800	3,034
* SEACOR Holdings Inc.	27,400	2,611
* Grant Prideco, Inc.	31,900	1,644
BJ Services Co.	11,581	332
* National Oilwell Varco Inc.	1,678	142

		1,602,128

Gas Utilities (2.1%)
Equitable Resources, Inc.	2,688,800	139,844
Questar Corp.	944,000	91,691

		231,535

Oil, Gas & Consumable Fuels (34.8%)
Coal & Consumable Fuels (2.8%)
CONSOL Energy, Inc.	4,387,052	183,686
Peabody Energy Corp.	2,604,000	124,940
Massey Energy Co.	12,700	342
Integrated Oil & Gas (19.4%)
ExxonMobil Corp.	8,958,931	711,160
Chevron Corp.	5,803,535	451,457
ConocoPhillips Co.	6,165,109	427,550
Marathon Oil Corp.	2,161,010	219,451
Occidental Petroleum Corp.	4,314,301	218,735
Hess Corp.	2,048,889	116,274
Oil & Gas Exploration & Production (7.5%)
EOG Resources, Inc.	2,630,775	193,204
Noble Energy, Inc.	2,611,800	153,600
Devon Energy Corp.	1,707,676	124,438
* Newfield Exploration Co.	2,477,330	108,383
Cabot Oil & Gas Corp.	2,862,600	104,256
XTO Energy, Inc.	1,635,042	88,734
Apache Corp.	213,470	15,477
Anadarko Petroleum Corp.	316,660	14,775
Chesapeake Energy Corp.	390,018	13,163
* Denbury Resources, Inc.	254,500	8,421
St. Mary Land & Exploration Co.	154,405	5,654
* Ultra Petroleum Corp.	63,000	3,573
Cimarex Energy Co.	22,455	885
Oil & Gas Refining & Marketing (4.6%)
Valero Energy Corp.	5,524,351	387,975
Sunoco, Inc.	1,545,259	116,713
Tesoro Petroleum Corp.	97,126	11,772
Oil & Gas Storage & Transportation (0.5%)
Williams Cos., Inc.	1,630,982	48,114
Spectra Energy Corp.	172,968	4,515

		3,857,247

Total United States		5,690,910

International (43.1%)

Argentina (0.1%)
Tenaris SA ADR	107,400	4,979
* Petrobras Energia Participaciones SA ADR	412,939	4,385

		9,364

Australia (4.2%)
^ BHP Billiton Ltd. ADR	7,265,500	354,847
Woodside Petroleum Ltd. ADR	3,144,300	103,683
Santos Ltd.	168,813	1,563

		460,093

Brazil (2.0%)
Petroleo Brasileiro ADR	2,018,100	204,292
Petroleo Brasileiro SA Pfd.	463,160	10,421
Petroleo Brasileiro SA	315,221	8,047

		222,760

Canada (10.9%)
Canadian Natural Resources Ltd. (New York Shares)	4,391,300	261,765
Suncor Energy, Inc. (New York Shares)	2,568,500	206,764
EnCana Corp. (New York Shares)	3,056,000	160,287
Petro-Canada (New York Shares)	3,147,200	139,515
* Western Oil Sands Inc.	3,715,635	120,719
Talisman Energy, Inc.	6,180,231	117,268
Canadian Oil Sands Trust	4,221,175	114,705
EnCana Corp.	332,139	17,387
Suncor Energy, Inc.	153,476	12,314
* Petro-Canada	256,950	11,425
Canadian Natural Resources Ltd.	179,939	10,723
Imperial Oil Ltd.	211,017	8,014
Enbridge Inc.	242,461	7,995
TransCanada Corp.	148,596	5,298
* Cameco Corp.	102,910	4,794
* Nexen Inc.	73,614	4,381

		1,203,354

China (1.1%)
China Petroleum and Chemical Corp. ADR	1,068,500	93,184
PetroChina Co. Ltd.	9,684,000	10,875
China Petroleum & Chemical Corp.	10,306,000	8,987
Yanzhou Coal Mining Co. Ltd. H Shares	5,011,800	5,128

		118,174

Denmark (0.0%)
D/S Torm A/S	1,756	123

France (4.2%)
Total SA ADR	5,752,400	423,894
Total SA	440,370	32,463
^ Technip SA	86,228	6,800

		463,157

Hong Kong (0.3%)
CNOOC Ltd. ADR	423,600	36,247
CNOOC Ltd.	4,566,717	3,922

		40,169

India (0.1%)
*1 Oil & Natural Gas Corp., Ltd. Warrants Exp. 7/14/08	351,450	7,795

Italy (2.7%)
ENI SpA ADR	4,076,750	270,044
ENI SpA	949,297	31,482

		301,526

Netherlands (0.7%)
Fugro NV	1,420,607	77,009

Norway (3.6%)
Norsk Hydro AS ADR	5,871,500	202,860
Statoil ASA ADR	6,201,900	174,087
^ Statoil ASA	350,047	9,797
^ Norsk Hydro ASA	281,286	9,695
* Petroleum Geo-Services ASA	218,746	5,983
* Acergy SA	30,400	650

		403,072

Russia (2.9%)
* OAO Gazprom-Sponsored ADR	4,488,322	175,532
LUKOIL ADR	1,950,700	149,722

		325,254

South Africa (0.6%)
Sasol Ltd. Sponsored ADR	1,798,600	61,458
Sasol Ltd.	180,874	6,192

		67,650

Spain (0.1%)
Repsol YPF SA	246,772	8,130

United Kingdom (9.6%)
BG Group PLC	19,789,922	285,172
Royal Dutch Shell PLC ADR Class B	3,698,426	261,516
BP PLC ADR	3,878,800	261,121
Royal Dutch Shell PLC ADR Class A	2,611,500	181,108
BP PLC	3,243,037	36,382
Royal Dutch Shell PLC Class A	515,669	17,912
Royal Dutch Shell PLC Class B	428,127	15,077
Royal Dutch Shell PLC Class A (Amsterdam Shares)	117,600	4,084

		1,062,372

Total International		4,770,002

Total Common Stocks
(Cost $4,955,777)		10,460,912

Temporary Cash Investments (6.2%)

Money Market Fund (2.7%)

2 Vanguard Market Liquidity Fund, 5.259%	302,106,117	302,106

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)

3 Federal Home Loan Mortgage Corp.
4 5.197%, 7/9/07	9,500	9,407

Repurchase Agreement (3.4%)

Deutsche Bank Securities, Inc.
5.240%, 5/1/07
(Dated 4/30/07, Repurchase Value $376,855,000, collateralized by
Federal Home Loan Mortgage Corp. 4.500%-6.000%, 11/1/21-4/1/37)	376,800	376,800

Total Temporary Cash Investments
(Cost $688,313)		688,313

Total Investments (100.7%)
(Cost $5,644,090)		11,149,225

Other Assets and Liabilities—Net (-0.7%)		(84,219)

Net Assets (100%)		11,065,006

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of this security represented 0.1% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $9,407,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At April 30, 2007, the cost of investment securities for tax purposes was $5,644,090,000. Net unrealized appreciation of investment securities for tax purposes was $5,505,135,000, consisting of unrealized gains of $5,507,352,000 on securities that had risen in value since their purchase and $2,217,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.5% and 4.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	544	202,422	9,444
E-mini S&P 500 Index	275	20,466	288

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard REIT Index Fund
Schedule of Investments
April 30, 2007

	Shares	Market Value ($000)

Real Estate Investment Trusts (98.0%)

Diversified REITs (8.9%)
Vornado Realty Trust REIT	4,892,146	580,355
Liberty Property Trust REIT	3,242,769	156,918
Colonial Properties Trust REIT	1,568,851	77,831
Crescent Real Estate, Inc. REIT	3,500,355	71,792
Washington REIT	1,614,205	61,114
Spirit Finance Corp. REIT	3,855,587	55,482
Cousins Properties, Inc. REIT	1,386,613	46,549
PS Business Parks, Inc. REIT	572,803	39,466
^ Investors Real Estate Trust REIT	1,612,257	17,009
Capital Lease Funding, Inc. REIT	1,217,573	13,600

		1,120,116

Industrial REITs (7.4%)
ProLogis REIT	8,874,091	575,041
AMB Property Corp. REIT	3,546,973	216,046
First Industrial Realty Trust REIT	1,607,288	70,383
EastGroup Properties, Inc. REIT	848,832	42,535
First Potomac REIT	864,471	22,312

		926,317

Office REITs (15.7%)
Boston Properties, Inc. REIT	3,980,124	467,903
SL Green Realty Corp. REIT	2,095,626	295,274
Duke Realty Corp. REIT	4,849,545	209,064
Mack-Cali Realty Corp. REIT	2,411,901	118,111
Alexandria Real Estate Equities, Inc. REIT	1,049,676	111,108
Brandywine Realty Trust REIT	3,164,890	104,062
HRPT Properties Trust REIT	7,532,496	92,198
Kilroy Realty Corp. REIT	1,161,478	88,191
Digital Realty Trust, Inc. REIT	1,749,957	70,786
Highwood Properties, Inc. REIT	1,709,255	69,703
Corporate Office Properties Trust, Inc. REIT	1,458,863	68,727
BioMed Realty Trust, Inc. REIT	2,349,232	67,446
American Financial Realty Trust REIT	4,676,396	49,570
Lexington Realty Trust REIT	2,342,710	48,939
Maguire Properties, Inc. REIT	1,348,257	48,578
^ Franklin Street Properties Corp. REIT	1,776,434	32,065
Parkway Properties Inc. REIT	555,169	29,424

		1,971,149

Residential REITs (17.7%)
Equity Residential REIT	10,476,661	486,431
Archstone-Smith Trust REIT	7,831,685	408,109
Avalonbay Communities, Inc. REIT	2,818,875	344,636
Apartment Investment & Management Co. Class A REIT	3,460,349	191,357
UDR, Inc. REIT	4,830,420	145,106
Camden Property Trust REIT	2,023,573	140,942
BRE Properties Inc. Class A REIT	1,808,648	108,591
Essex Property Trust, Inc. REIT	795,527	102,512
Post Properties, Inc. REIT	1,562,799	73,248
Home Properties, Inc. REIT	1,181,421	65,805
Mid-America Apartment Communities, Inc. REIT	834,515	45,022
Equity Lifestyle Properties, Inc. REIT	810,177	43,968
American Campus Communities, Inc. REIT	821,463	25,153
Sun Communities, Inc. REIT	585,704	17,431
GMH Communities Trust REIT	1,490,697	14,967
Education Realty Trust, Inc. REIT	953,540	13,578

		2,226,856

Retail REITs (28.1%)
Simon Property Group, Inc. REIT	7,935,568	914,812
General Growth Properties Inc. REIT	7,795,679	497,754
Kimco Realty Corp. REIT	8,063,950	387,634
Developers Diversified Realty Corp. REIT	3,905,296	254,235
The Macerich Co. REIT	2,575,293	244,962
Regency Centers Corp. REIT	2,471,214	203,628
Federal Realty Investment Trust REIT	1,982,765	178,786
Weingarten Realty Investors REIT	2,762,710	132,223
Taubman Co. REIT	1,898,229	106,396
CBL & Associates Properties, Inc. REIT	2,226,649	101,201
Realty Income Corp. REIT	3,580,607	99,899
Pennsylvania REIT	1,256,277	58,367
National Retail Properties REIT	2,341,259	56,073
Tanger Factory Outlet Centers, Inc. REIT	1,112,359	45,095
Inland Real Estate Corp. REIT	2,309,931	42,018
Equity One, Inc. REIT	1,442,806	40,298
Glimcher Realty Trust REIT	1,319,062	35,628
Cedar Shopping Centers, Inc. REIT	1,543,893	24,656
Acadia Realty Trust REIT	911,703	24,507
Ramco-Gershenson Properties Trust REIT	594,501	21,997
Saul Centers, Inc. REIT	372,495	19,340
Getty Realty Holding Corp. REIT	621,254	17,805
Urstadt Biddle Properties Class A REIT	737,377	13,376
Urstadt Biddle Properties REIT	26,833	477

		3,521,167

Specialized REITs (20.2%)
Host Hotels & Resorts Inc. REIT	18,390,530	471,533
Public Storage, Inc. REIT	4,577,153	427,140
Health Care Properties Investors REIT	7,198,555	254,757
Hospitality Properties Trust REIT	3,338,273	151,992
Ventas, Inc. REIT	3,361,055	141,702
Health Care Inc. REIT	2,822,097	127,672
Nationwide Health Properties, Inc. REIT	3,030,358	97,153
Senior Housing Properties Trust REIT	2,998,573	68,457
LaSalle Hotel Properties REIT	1,433,509	66,558
Sunstone Hotel Investors, Inc. REIT	2,069,918	59,034
Strategic Hotels and Resorts, Inc. REIT	2,704,145	58,545
Healthcare Realty Trust Inc. REIT	1,714,735	58,404
DiamondRock Hospitality Co. REIT	3,154,912	57,703
Entertainment Properties Trust REIT	949,474	57,367
FelCor Lodging Trust, Inc. REIT	2,113,133	53,948
Ashford Hospitality Trust REIT	3,957,664	47,492
Highland Hospitality Corp. REIT	2,192,990	41,776
Extra Space Storage Inc. REIT	2,185,653	40,894
Omega Healthcare Investors, Inc. REIT	2,377,670	39,945
Sovran Self Storage, Inc. REIT	721,922	39,893
Equity Inns, Inc. REIT	1,962,576	33,560
U-Store-It Trust REIT	1,748,086	32,182
National Health Investors REIT	846,259	28,705
Innkeepers USA Trust REIT	1,620,814	28,478
^ Medical Properties Trust Inc. REIT	1,764,638	25,128
LTC Properties, Inc. REIT	717,994	18,000
Universal Health Realty Income REIT	401,930	14,156

		2,542,174

Total Real Estate Investment Trusts
(Cost $8,364,835)		12,307,779

Temporary Cash Investment (1.9%)

1 Vanguard Market Liquidity Fund, 5.259%
(Cost $237,073)	237,073,350	237,073

Total Investments (99.9%)
(Cost $8,601,908)		12,544,852

Other Assets and Liabilities - Net (0.1%)		16,906

Net Assets (100%)		12,561,758

^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At April 30, 2007, the cost of investment securities for tax purposes was $8,601,908,000. Net unrealized appreciation of investment securities for tax purposes was $3,942,944,000, consisting of unrealized gains of $3,975,200,000 on securities that had risen in value since their purchase and $32,256,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund
Schedule of Investments
April 30, 2007

	Shares	Market Value ($000)

Common Stocks (99.3%)

Consumer Discretionary (14.0%)
NIKE, Inc. Class B	498,800	26,865
Home Depot, Inc.	574,100	21,741
Staples, Inc.	865,800	21,472
CBS Corp.	604,000	19,189
McDonald's Corp.	392,500	18,950
TJX Cos., Inc.	626,600	17,476
* Toyota Motor Corp. ADR	137,600	16,707
The Walt Disney Co.	460,800	16,119
The McGraw-Hill Cos., Inc.	175,300	11,487
Carnival Corp.	137,000	6,698

		176,704

Consumer Staples (13.2%)
PepsiCo, Inc.	389,900	25,768
Wal-Mart Stores, Inc.	534,700	25,623
The Procter & Gamble Co.	330,200	21,235
The Coca-Cola Co.	368,000	19,206
Kimberly-Clark Corp.	269,000	19,145
Safeway, Inc.	467,100	16,956
Altria Group, Inc.	197,200	13,591
General Mills, Inc.	217,600	13,034
Anheuser-Busch Cos., Inc.	251,200	12,357

		166,915

Energy (11.7%)
ExxonMobil Corp.	557,100	44,223
Total SA ADR	535,600	39,468
Chevron Corp.	440,200	34,243
ConocoPhillips Co.	417,600	28,961

		146,895

Financials (13.2%)
American International Group, Inc.	424,200	29,656
Citigroup, Inc.	544,400	29,191
Prudential Financial, Inc.	294,200	27,949
Bank of America Corp.	520,900	26,514
State Street Corp.	285,900	19,690
ACE Ltd.	321,700	19,128
Countrywide Financial Corp.	372,500	13,812

		165,940

Health Care (16.3%)
Eli Lilly & Co.	581,700	34,396
Schering-Plough Corp.	1,052,700	33,402
Medtronic, Inc.	617,200	32,668
Cardinal Health, Inc.	427,700	29,918
Johnson & Johnson	342,200	21,976
Wyeth	371,500	20,618
Abbott Laboratories	357,300	20,230
AstraZeneca Group PLC ADR	213,100	11,573

		204,781

Industrials (16.5%)
General Electric Co.	819,500	30,207
Caterpillar, Inc.	327,400	23,776
United Parcel Service, Inc.	318,800	22,453
Emerson Electric Co.	418,000	19,642
General Dynamics Corp.	240,600	18,887
Avery Dennison Corp.	285,500	17,758
Honeywell International Inc.	283,400	15,355
Illinois Tool Works, Inc.	298,000	15,290
Lockheed Martin Corp.	129,300	12,431
The Boeing Co.	132,300	12,304
United Technologies Corp.	161,200	10,821
Pitney Bowes, Inc.	195,200	9,370

		208,294

Information Technology (11.7%)
Microsoft Corp.	970,300	29,051
Linear Technology Corp.	735,900	27,537
Automatic Data Processing, Inc.	578,700	25,903
International Business Machines Corp.	251,900	25,747
Paychex, Inc.	683,700	25,365
* Nokia Corp. ADR	531,800	13,428

		147,031

Telecommunication Services (1.8%)
AT&T Inc.	601,100	23,275

Utilities (0.9%)
Exelon Corp.	146,800	11,070

Total Common Stocks
(Cost $966,804)		1,250,905

	Face
	Amount
	($000)

Temporary Cash Investment (1.1%)

Repurchase Agreement
Goldman Sachs & Co.
5.230%, 5/1/07
(Dated 4/30/07, Repurchase Value $13,302,000, collateralized by Federal Home Loan Mortgage Corp. 4.500%-9.500%, 9/1/16-4/1/37
and Federal National Mortgage Assn. 4.500%-7.500%, 6/1/32-5/1/37)
(Cost $13,300)	13,300	13,300

Total Investments (100.4%)
(Cost $980,104)		1,264,205

Other Assets and Liabilities—Net (-0.4%)		(4,662)

Net Assets (100%)		1,259,543

* Non-income-producing security.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2007, the cost of investment securities for tax purposes was $980,104,000. Net unrealized appreciation of investment securities for tax purposes was $284,101,000, consisting of unrealized gains of $290,285,000 on securities that had risen in value since their purchase and $6,184,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund
Schedule of Investments
April 30, 2007

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (11.8%)
Home Depot, Inc.	224,843	8,515
McDonald's Corp.	138,897	6,706
Target Corp.	89,374	5,306
Lowe's Cos., Inc.	158,983	4,859
The McGraw-Hill Cos., Inc.	39,594	2,595
Johnson Controls, Inc.	20,208	2,068
Harley-Davidson, Inc.	28,553	1,808
Gannett Co., Inc.	26,915	1,536
Nordstrom, Inc.	25,506	1,401
TJX Cos., Inc.	48,370	1,349
VF Corp.	13,615	1,196
Genuine Parts Co.	19,001	939
Sherwin-Williams Co.	14,042	895
Family Dollar Stores, Inc.	15,281	487
The Stanley Works	8,030	468
Leggett & Platt, Inc.	19,836	467
Ross Stores, Inc.	14,007	464
Meredith Corp.	4,089	237
Applebee's International, Inc.	8,081	220
Polaris Industries, Inc.	4,282	216
Harte-Hanks, Inc.	8,195	214
John Wiley & Sons Class A	5,467	205
Wolverine World Wide, Inc.	6,039	173
Talbots Inc.	6,125	144
Matthews International Corp.	3,265	138
Media General, Inc. Class A	2,405	88
Courier Corp.	1,336	53
Bandag, Inc.	1,032	52
Haverty Furniture Cos., Inc.	1,982	25

		42,824

Consumer Staples (21.9%)
Wal-Mart Stores, Inc.	296,729	14,219
The Procter & Gamble Co.	217,728	14,002
The Coca-Cola Co.	259,583	13,548
PepsiCo, Inc.	174,117	11,507
Walgreen Co.	110,975	4,872
Anheuser-Busch Cos., Inc.	81,606	4,014
Colgate-Palmolive Co.	55,071	3,730
Archer-Daniels-Midland Co.	73,596	2,848
Sysco Corp.	73,220	2,397
Avon Products, Inc.	47,177	1,878
Wm. Wrigley Jr. Co.	24,284	1,430
The Clorox Co.	16,410	1,101
The Hershey Co.	18,193	1,000
SuperValu Inc.	21,714	997
Hormel Foods Corp.	15,056	573
McCormick & Co., Inc.	13,008	483
Brown-Forman Corp. Class B	7,449	476
Church & Dwight, Inc.	6,706	340
Lancaster Colony Corp.	3,343	141
Tootsie Roll Industries, Inc.	4,179	121

		79,677

Energy (8.6%)
Chevron Corp.	197,527	15,366
ExxonMobil Corp.	193,078	15,327
Holly Corp.	5,813	370
Helmerich & Payne, Inc.	10,753	347

		31,410

Financials (20.3%)
American International Group, Inc.	206,715	14,451
Freddie Mac	80,374	5,207
The Allstate Corp.	70,182	4,374
Lehman Brothers Holdings, Inc.	56,182	4,229
The Hartford Financial Services Group Inc.	34,682	3,510
Franklin Resources Corp.	26,145	3,433
AFLAC Inc.	52,997	2,721
SLM Corp.	47,689	2,567
The Chubb Corp.	45,840	2,468
State Street Corp.	35,224	2,426
Lincoln National Corp.	30,586	2,176
Progressive Corp. of Ohio	84,718	1,954
Northern Trust Corp.	24,043	1,514
Marshall & Ilsley Corp.	29,569	1,420
M & T Bank Corp.	12,307	1,370
T. Rowe Price Group Inc.	26,719	1,327
Legg Mason Inc.	13,182	1,308
Synovus Financial Corp.	34,663	1,094
Ambac Financial Group, Inc.	11,837	1,087
MBIA, Inc.	15,124	1,052
Compass Bancshares Inc.	14,225	970
Commerce Bancorp, Inc.	21,936	734
SEI Investments Co.	10,614	648
People's United Financial Inc.	32,051	638
Old Republic International Corp.	26,210	557
Forest City Enterprise Class A	8,017	536
Eaton Vance Corp.	13,433	513
Transatlantic Holdings, Inc.	7,143	496
Nuveen Investments, Inc. Class A	9,087	484
Colonial BancGroup, Inc.	17,621	424
Investors Financial Services Corp.	6,846	424
Brown & Brown, Inc.	15,428	397
HCC Insurance Holdings, Inc.	12,921	396
City National Corp.	5,216	382
Commerce Bancshares, Inc.	7,600	360
Protective Life Corp.	7,500	352
Cullen/Frost Bankers, Inc.	6,865	351
Erie Indemnity Co. Class A	6,671	351
Wesco Financial Corp.	738	328
Bank of Hawaii Corp.	5,616	297
Webster Financial Corp.	6,108	271
The South Financial Group, Inc.	8,662	196
Trustmark Corp.	7,191	191
UMB Financial Corp.	4,738	185
Hilb, Rogal and Hamilton Co.	3,957	172
United Bankshares, Inc.	4,943	166
Alfa Corp.	8,970	161
Westamerica Bancorporation	3,377	158
R.L.I. Corp.	2,702	150
MAF Bancorp, Inc.	3,685	148
State Auto Financial Corp.	4,882	147
Pacific Capital Bancorp	5,438	146
Chittenden Corp.	5,025	146
Greater Bay Bancorp	5,468	141
Alabama National BanCorporation	2,171	136
Glacier Bancorp, Inc.	5,946	128
CVB Financial Corp.	9,805	116
Harleysville Group, Inc.	3,437	105
Sterling Bancshares, Inc.	8,568	98
First Financial Bankshares, Inc.	2,256	87
Midland Co.	1,910	84
BancFirst Corp.	1,885	81
First Source Corp.	2,658	66
Community Banks, Inc.	2,760	65
IBERIABANK Corp.	1,227	64
Anchor Bancorp Wisconsin Inc.	2,343	63
BankAtlantic Bancorp, Inc. Class A	6,239	60
Capital City Bank Group, Inc.	2,012	60
Community Trust Bancorp Inc.	1,772	59
Sandy Spring Bancorp, Inc.	1,750	56
West Coast Bancorp	1,812	56
Sterling Financial Corp. (PA)	3,371	56
Irwin Financial Corp.	3,350	54
Banner Corp.	1,392	52
Seacoast Banking Corp. of Florida	2,149	49
First Financial Holdings, Inc.	1,451	49
First State Bancorporation	2,325	49
Heartland Financial USA, Inc.	1,870	48
First Busey Corp.	2,327	47
First Financial Corp. (IN)	1,542	44
Renasant Corp.	1,870	44
Old Second Bancorp, Inc.	1,482	43
Simmons First National Corp.	1,577	42
First Community Bancshares, Inc.	1,208	40
Washington Trust Bancorp, Inc.	1,466	38
S.Y. Bancorp, Inc.	1,585	37
Southwest Bancorp, Inc.	1,516	37
Flushing Financial Corp.	2,204	34
Peoples Bancorp, Inc.	1,228	31
Horizon Financial Corp.	1,339	28

		73,910

Health Care (10.9%)
Johnson & Johnson	213,570	13,715
Abbott Laboratories	155,459	8,802
Medtronic, Inc.	128,166	6,784
Cardinal Health, Inc.	40,298	2,819
Stryker Corp.	39,764	2,582
Becton, Dickinson & Co.	25,231	1,985
C.R. Bard, Inc.	11,538	959
DENTSPLY International Inc.	16,234	542
Hillenbrand Industries, Inc.	6,759	413
Beckman Coulter, Inc.	6,456	405
West Pharmaceutical Services, Inc.	3,898	194
Arrow International, Inc.	5,248	167
Meridian Bioscience Inc.	2,397	71

		39,438

Industrials (15.6%)
General Electric Co.	390,483	14,393
United Technologies Corp.	104,703	7,029
3M Co.	79,585	6,587
Caterpillar, Inc.	70,822	5,143
Emerson Electric Co.	87,677	4,120
General Dynamics Corp.	42,720	3,353
Illinois Tool Works, Inc.	61,125	3,136
Danaher Corp.	33,943	2,416
Parker Hannifin Corp.	12,324	1,136
Pitney Bowes, Inc.	23,556	1,131
Dover Corp.	22,926	1,103
Expeditors International of Washington, Inc.	22,778	952
Avery Dennison Corp.	12,046	749
W.W. Grainger, Inc.	8,585	709
Cintas Corp.	16,736	627
Roper Industries Inc.	9,299	521
Harsco Corp.	8,664	442
Pentair, Inc.	11,196	360
Donaldson Co., Inc.	8,945	321
Teleflex Inc.	4,186	301
Carlisle Co., Inc.	6,646	274
HNI Corp.	4,993	208
Brady Corp. Class A	5,512	181
CLARCOR Inc.	5,537	175
Nordson Corp.	3,630	166
Mine Safety Appliances Co.	3,762	159
ABM Industries Inc.	4,677	132
NACCO Industries, Inc. Class A	787	125
Franklin Electric, Inc.	2,580	110
Universal Forest Products, Inc.	1,995	93
A.O. Smith Corp.	2,337	89
McGrath RentCorp	2,673	81
Tennant Co.	1,983	64
Raven Industries, Inc.	1,777	51
Gorman-Rupp Co.	1,352	43
LSI Industries Inc.	2,385	38
Badger Meter, Inc.	1,495	36

		56,554

Information Technology (5.7%)
International Business Machines Corp.	143,360	14,653
Automatic Data Processing, Inc.	62,799	2,811
Paychex, Inc.	41,281	1,532
Linear Technology Corp.	32,404	1,213
Diebold, Inc.	7,474	356
Jack Henry & Associates Inc.	9,939	236

		20,801

Materials (3.5%)
Praxair, Inc.	33,710	2,176
Nucor Corp.	29,188	1,852
Air Products & Chemicals, Inc.	22,583	1,728
Rohm & Haas Co.	24,068	1,232
Ecolab, Inc.	28,614	1,230
Vulcan Materials Co.	9,304	1,151
Martin Marietta Materials, Inc.	4,563	665
Sigma-Aldrich Corp.	14,819	624
Sonoco Products Co.	10,865	463
Albemarle Corp.	9,475	402
Bemis Co., Inc.	11,669	388
Valspar Corp.	10,745	291
AptarGroup Inc.	3,640	267
H.B. Fuller Co.	6,846	175
Myers Industries, Inc.	3,482	78

		12,722

Telecommunication Services (0.2%)
CenturyTel, Inc.	12,412	572

Utilities (1.5%)
FPL Group, Inc.	42,930	2,763
Questar Corp.	9,875	959
MDU Resources Group, Inc.	20,001	606
Energen Corp.	8,177	458
Aqua America, Inc.	14,712	325
UGI Corp. Holding Co.	11,371	322
SJW Corp.	1,980	69
American States Water Co.	1,828	65
Southwest Water Co.	2,662	36

		5,603

Total Common Stocks
(Cost $343,242)		363,511

Temporary Cash Investment (0.1%)

1 Vanguard Market Liquidity Fund, 5.259%
(Cost $494)	493,528	494

Total Investments (100.1%)
(Cost $343,736)		364,005

Other Assets and Liabilities - Net (-0.1%)		(409)

Net Assets (100%)		363,596

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At April 30, 2007, the cost of investment securities for tax purposes was $343,736,000. Net unrealized appreciation of investment securities for tax purposes was $20,269,000, consisting of unrealized gains of $22,566,000 on securities that had risen in value since their purchase and $2,297,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2007

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2007